Shareholders' Equity (Tables)	12 Months Ended
Dec. 31, 2023
Share-based Payment Arrangement, Noncash Expense [Abstract]
Schedule of Stock Options Granted

	Year ended December 31, 2023
	Number of options	Weighted average exercise price	Weighted average remaining contractual term (in years)	Aggregate intrinsic value
				$ thousands
Outstanding at beginning of year	5,305,732	2.95	3.83	19
Granted	1,466,357	2.00
Exercised	(22,415)	1.78
Forfeited or expired	(1,124,192)	2.93

Outstanding at end of the year	5,625,482	2.71	3.66	300

Options exercisable at end of the year	3,182,912	2.88	2.87	72

Vested and expected to vest	5,127,051	2.74	3.54	246

Schedule of RSUs Granted
	Year ended December 31, 2023
	Number of RSUs	Aggregate intrinsic value
		$ thousands
Unvested at beginning of year	2,108,339	4,027
Granted	1,328,447
Vested	(537,323)
Forfeited	(277,268)

Unvested at end of the year	2,622,195	5,664

Schedule of Equity-Based Compensation Expense

	Year ended December 31,
	2023	2022	2021
	$ thousands	$ thousands	$ thousands
Cost of revenues	482	587	289
Research and development, net	828	405	236
Sales and marketing	1,416	1,355	700
General and administrative	1,238	1,213	1,337

Total share-based compensation expenses	3,964	3,560	2,562